Note 28 Retained Earnings And Other Reserves (Details) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Retained earnings and other reserves [Line Items]
Statutory reserve		€ 591	€ 653	€ 653
Restricted reserves		482	761	120
Voluntary reserves	[1]	3,906	3,994	8,117
Total reserves holding company		4,979	5,409	8,890
Consolidation reserves attributed to the bank and subsidiary consolidated companies		29,902	24,575	21,454
Total retained earnings revaluation reserves and other reserves		€ 34,881	€ 29,984	€ 30,344

[1]	(1) The variation in 2021 is mainly due to the allocation of earnings of BBVA, S.A. and the share buyback program (see Note 4).